Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AB VARIABLE PRODUCTS SERIES FUND, INC.
-AB VPS Balanced Hedged Allocation Portfolio
Supplement dated February 5, 2026 to the Prospectuses and Summary Prospectuses dated May 1, 2025 (the “Prospectuses”) of AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”).
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At a meeting held on February 3‑4, 2026, AllianceBernstein L.P., the Portfolio’s investment adviser, recommended and the Portfolio’s Board of Directors approved certain changes to the Portfolio, including changes to the Portfolio’s principal investment strategies. These changes will be effective on or about May 1, 2026.
Changes in Principal Strategies
The disclosure under “Principal Strategies” will be deleted in its entirety and replaced with the following:
The Portfolio seeks exposure to a balanced portfolio of equity and fixed-income securities with some downside risk protection through investments in shares of exchange-traded funds (“ETFs”). The Portfolio seeks exposure to equity returns but also seeks the potential risk diversification offered by exposures to fixed-income securities and the downside protection offered by buffer ETFs. The Portfolio’s investments in ETFs include, among others, investments in index ETFs and in ETFs advised by the Adviser, such as AB Moderate Buffer ETF, AB International Buffer ETF and AB Conservative Buffer ETF. The buffer ETFs seek to provide upside participation with defined caps while offering specified downside protection against market declines over a set period. These strategies are designed to deliver exposure to domestic and international equity markets with targeted upside limits and buffers intended to moderate volatility relative to traditional equity investments.
The Adviser believes that investing in shares of ETFs can provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than investing directly in investments providing such exposure. Through its investments, the Portfolio gains exposure to various domestic and foreign markets, regions and countries, including emerging markets. The Portfolio normally invests at least 25% of its assets in ETFs providing exposure to equity securities (both domestic and international). The Portfolio normally invests at least 5% of its assets in ETFs providing exposure to U.S. fixed-income investments. The Portfolio’s fixed-income exposure consists primarily of exposure to investment-grade debt and may from time to time include some exposure to lower-rated debt (“junk bonds”).
The Adviser may employ currency hedging strategies in the Portfolio, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so.
The Adviser considers a variety of factors in determining whether to sell a security, including changes in market conditions and changes in prospects for the security.
Changes in Principal Risks
The following risk is anticipated to be added under “Principal Risks” in connection with the foregoing changes in principal strategies:
•
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).
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AB Balanced Hedged Allocation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AB VARIABLE PRODUCTS SERIES FUND, INC.
-AB VPS Balanced Hedged Allocation Portfolio
Supplement dated February 5, 2026 to the Prospectuses and Summary Prospectuses dated May 1, 2025 (the “Prospectuses”) of AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”).
*  *  *  *  *
At a meeting held on February 3‑4, 2026, AllianceBernstein L.P., the Portfolio’s investment adviser, recommended and the Portfolio’s Board of Directors approved certain changes to the Portfolio, including changes to the Portfolio’s principal investment strategies. These changes will be effective on or about May 1, 2026.
Changes in Principal Strategies
The disclosure under “Principal Strategies” will be deleted in its entirety and replaced with the following:
The Portfolio seeks exposure to a balanced portfolio of equity and fixed-income securities with some downside risk protection through investments in shares of exchange-traded funds (“ETFs”). The Portfolio seeks exposure to equity returns but also seeks the potential risk diversification offered by exposures to fixed-income securities and the downside protection offered by buffer ETFs. The Portfolio’s investments in ETFs include, among others, investments in index ETFs and in ETFs advised by the Adviser, such as AB Moderate Buffer ETF, AB International Buffer ETF and AB Conservative Buffer ETF. The buffer ETFs seek to provide upside participation with defined caps while offering specified downside protection against market declines over a set period. These strategies are designed to deliver exposure to domestic and international equity markets with targeted upside limits and buffers intended to moderate volatility relative to traditional equity investments.
The Adviser believes that investing in shares of ETFs can provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than investing directly in investments providing such exposure. Through its investments, the Portfolio gains exposure to various domestic and foreign markets, regions and countries, including emerging markets. The Portfolio normally invests at least 25% of its assets in ETFs providing exposure to equity securities (both domestic and international). The Portfolio normally invests at least 5% of its assets in ETFs providing exposure to U.S. fixed-income investments. The Portfolio’s fixed-income exposure consists primarily of exposure to investment-grade debt and may from time to time include some exposure to lower-rated debt (“junk bonds”).
The Adviser may employ currency hedging strategies in the Portfolio, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so.
The Adviser considers a variety of factors in determining whether to sell a security, including changes in market conditions and changes in prospects for the security.
Changes in Principal Risks
The following risk is anticipated to be added under “Principal Risks” in connection with the foregoing changes in principal strategies:
•
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).
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